Other current assets - Summary of Information about Other Current Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Current Assets [Abstract]
Prepaid expenses	SFr 836	SFr 6,422
Accrued revenue	723	313
VAT receivable	147	115
Deposits	28	28
Indemnification asset (note 18)		622
Other current receivables	64	1,016
Total	SFr 1,798	SFr 8,516